Equity - Schedule of Convertible Bonds and Warrants (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Current financial debt	€ 170	€ 274
Capital reserve	100,769	98,677
Convertible Bonds And Bonds With Warrants [Member]
Statement Line Items [Line Items]
Non-current financial liabilities	2,693	3,597	€ 11,230
Current financial debt	85	273	830
Convertible Bonds And Bonds With Warrants [Member] | 2016/2021 Convertible Bond [Member]
Statement Line Items [Line Items]
Capital reserve	348	348
Convertible Bonds And Bonds With Warrants [Member] | 2011/2016 Warrant Bond [Member]
Statement Line Items [Line Items]
Capital reserve	1,227	1,227	1,227
Convertible Bonds And Bonds With Warrants [Member] | 2009/2017 Warrant Bond [Member]
Statement Line Items [Line Items]
Capital reserve	1,485	1,485	1,485
Convertible Bonds And Bonds With Warrants [Member] | 2017/2022 Convertible Bond [Member]
Statement Line Items [Line Items]
Capital reserve	€ 296